Consolidated Balance Sheets In Thousands	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Current assets:
Cash and cash equivalents	$ 361,007	2,382,643	829,592
Restricted cash	3,265	21,552
Accounts receivable	6,557	43,274	32,069
Receivables from related parties	857	5,659	3,136
Consumables	3,857	25,459	15,319
Prepayments and other current assets	11,801	77,886	53,054
Deferred tax assets, current	6,457	42,613	38,918
Total current assets	393,801	2,599,086	972,088
Property and equipment, net	318,847	2,104,393	1,905,307
Goodwill	59,225	390,882	390,882
Intangible assets, net	6,423	42,393	43,184
Other assets	7,647	50,473	33,861
Deferred tax assets, non-current	14,988	98,918	109,626
Total assets	800,931	5,286,145	3,454,948
Current liabilities:
Accounts payable	6,931	45,742	21,654
Payables to related parties	634	4,182	3,815
Convertible bonds, current			363,506
Salaries and welfare payable	21,491	141,839	103,667
Income tax payable	6,424	42,397	61,764
Other taxes payable	2,319	15,308	15,361
Deferred revenues	11,083	73,150	57,232
Accruals for customer reward program	2,637	17,406	13,331
Other unpaid and accruals	12,034	79,434	67,502
Other payables	63,503	419,118	217,798
Total current liabilities	127,056	838,576	925,630
Deferred rental	28,945	191,034	155,612
Deferred revenues, non-current	8,636	56,996	45,240
Deposits	5,069	33,454	20,735
Unfavorable lease liability	2,002	13,211	14,585
Convertible bonds, non-current	24,152	159,402	0
Financial liability (Convertible notes measured at fair value)	185,997	1,227,577	0
Deferred tax liability, non-current	1,750	11,552	11,577
Total liabilities	383,607	2,531,802	1,173,379
Commitments and contingencies
Shareholders' equity
Ordinary shares (US$ 0.005 par value; 200,000,000 shares authorized, 80,303,510 and 81,716,084 shares issued and outstanding as of December 31, 2009 and 2010, respectively)	493	3,257	3,209
Additional paid-in capital	289,960	1,913,734	1,798,086
Statutory reserves	14,260	94,114	67,591
Retained earnings	110,938	732,194	399,218
Total Home Inns shareholders' equity	415,651	2,743,299	2,268,104
Noncontrolling interests	1,673	11,044	13,465
Total shareholders' equity	417,324	2,754,343	2,281,569
Total liabilities and shareholders' equity	$ 800,931	5,286,145	3,454,948